Preferred and Common Stock	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Preferred and Common Stock

NOTE 10: PREFERRED AND COMMON STOCK

Vested, Surrendered and Forfeited

During the three and six month periods ended June 30, 2021, 56 and 83 restricted shares of common stock were forfeited, and 0 and 37,879 restricted stock units issued to the Company’s officers and directors vested, respectively.

During the three and six month periods ended June 30, 2020, 1,230 restricted shares of common stock were forfeited and 84,336 restricted stock units issued to the Company’s employees vested, respectively.

Conversion of Preferred Stock

During the year ended December 31, 2020, 210

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference, which increased by 0.25% as of July 15, 2017 for each of Series G and Series H. The Company has accounted for these shares as equity.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of June 30, 2021 were $27,783 (net of cancelled dividends).

Series G and Series H American Depositary Shares Exchange Offer

On December 21, 2018, Navios Holdings announced that it commenced an offer to exchange cash and/or newly issued 2024 Notes for approximately 66 2/3% of each of the outstanding Series G American Depositary Shares and Series H American Depositary Shares.

As of March 21, 2019, a total of 10,930 Series H were validly tendered representing a net aggregate nominal value of approximately $26,297. Navios Holdings paid $997 for tender offer expenses, approximately $4,188 as cash consideration and a total of approximately $4,747 in aggregate principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $16,365 was recorded in accumulated deficit. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series H of $7,678.

As of April 18, 2019, a total of 8,841 Series G were validly tendered representing a net aggregate nominal value of approximately $21,271. Navios Holdings paid $620 for tender offer expenses, approximately $4,423 cash consideration and issued a total of approximately $3,879 principal amount of 2024 Notes. The difference between the carrying amount of the preferred shares redeemed and the fair value of the consideration transferred amounting to $12,568 was recorded in accumulated deficit. Following the completion of the offer, the company cancelled the undeclared preferred dividend of series G of $6,798.

Issuances to Officers and Directors

On December 21, 2020, pursuant to the stock plan approved by the Board of the Directors, 16,000 shares of common stock were granted to Navios Holdings officers and directors and issued on January 19, 2021.

Navios Holdings had outstanding as of June 30, 2021 and December 31, 2020, 15,897,064 shares and 15,881,147 shares, respectively, from which 2,414,263 shares are held by Navios Corporation and are considered as treasury shares. Preferred stock was 23,032 (5,350 Series G and 17,682 Series H) as of both June 30, 2021 and December 31, 2020.

Dividends from Navios Logistics

On July 30, 2021, Navios Logistics declared and paid a pro rata dividend to the holders of its common equity in shares of Grimaud. Immediately thereafter, Grimaud redeemed the equity interests held by its non-controlling shareholder in full at fair market value. Grimaud is now an indirect wholly-owned subsidiary of the Company, and its equity interests are pledged as collateral under the 2022 Senior Secured Notes (as defined below).

As of September 9, 2021, Grimaud sold 6,434,000 shares of common stock of Navios Holdings and generated net proceeds of $31,270, part of which was used to fund the Second Redemption.

On July 10, 2020 Navios Logistics declared and paid a $6,381 dividend in cash or in Navios Holdings shares of common stock, from which Navios Holdings received 2,414,263 shares and the amount of $2,308 was paid to Navios Logistics’ noncontrolling shareholders.

On February 21, 2020, Navios Logistics’ board of directors declared and paid a $27,500 dividend, out of which the amount of $17,552 was paid to Navios Holdings and the amount of $9,948 to Navios Logistics’ noncontrolling shareholders.